Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	At December 31,
	2021	2020
Non-current
Bank and financial borrowings (**)	258,248	509,086
Notes (*)	760,089	619,321
	1,018,337	1,128,407
Current
Bank and financial borrowings (**)	354,023	155,251
Notes (*)	67,243	61,159
	421,266	216,410
Total Borrowings	1,439,603	1,344,817

Schedule of changes in borrowings

	2021	2020
Balances at the beginning of the year	1,344,817	1,208,344
Loans obtained	396,504	224,310
Loans paid	(266,839)	(71,466)
Interest paid	(86,108)	(41,149)
Accrued interest for the year	114,710	81,931
Debt renegotiation expenses capitalization	(20,439)	(10,975)
Translation differences and inflation adjustment	(43,042)	(46,178)
Balances at the end of the year	1,439,603	1,344,817

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2021 (1)	524,338	232,950	500,228	711,660	1,969,176
At December 31, 2020 (1)	286,353	307,722	641,191	514,575	1,749,841

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2021	2020
Fair value of borrowings (2)	1,466,852	1,375,443
	1,466,852	1,375,443

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

Schedule of notes

(*) Notes include the following as of December 31, 2021:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI Airport Sudamérica	Senior secured guarantee notes	November 2021	USD	246.2	November 2034	Fixed 6.875%	233.6
S.A.U. (“ACI”)	Senior secured guarantee notes	May 2015, May 2020 (1)	USD	14.1	November 2032	Fixed 6.875%	13.3
Corporación América Italia S.p.A. (“CAI”)	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	68.5

		February 2017, May 2020 (1) (2)	USD	212.3	February 2027	Fixed 6.875%	113.9
	Senior secured guarantee notes	October 2021	USD	208.9	August 2031	Fixed 8.5%	207.9
Aeropuertos Argentina 2000	Class 2 Notes Series 2020	August 2020	USD (2)	40	August 2022	Fixed 0.00%	40
S.A. (“AA2000”)	Class 3 Notes	September 2021	USD (2)	30.5	September 2023	Fixed 4.00%	30.3
	Class 1 Series 2021 Notes	November 2021	USD (2)	64	August 2031	Fixed 8.5%	60.1
	Class 4 Notes	November 2021	USD	62	November 2028	Fixed 9.5%	59.7
Total							827.3

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos

22       Borrowings (Cont.)

(*) Notes include the following as of December 31, 2020:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
Puerta del Sur S.A. (“PDS”)	Secured guarantee notes	April 2007	USD	87	October 2022	Fixed 7.75%	17.6
ACI Airport Sudamérica S.A.U. (“ACI”)	Senior secured guarantee notes	May 2015 and May 2020 (1)	USD	200.9	November 2032	Fixed 6.875%	191.7

Corporación América Italia S.p.A. (“CAI”)	Secured notes	January 2020	Euros	71.8	December 2024	Fixed 4.556%	73.8

Aeropuertos Argentina 2000	Senior secured guarantee notes	February 2017 and May 2020 (2)	USD	413.8	February 2027	Fixed 6.875%	357.4
S.A. (“AA2000”)	Class 2 Notes Series 2020	August 2020	USD (3)	40	August 2022	Fixed 0.00%	40
Total							680.5

(1)A partial exchange of the notes initially issued was performed during 2020, which is detailed below
(2)A partial exchange of the notes issued in May 2015 and May 2020 was performed during 2021, which is detailed below
(3)These notes are dollar-linked, denominated in U.S. dollars but issued and paid in Argentine pesos
-	On October 6, 2021, a second amendment to agreement for the issuance of Negotiable Obligations of PDS was executed (the “Amendment”). The Amendment provided an option in favor of PDS (the “Option”), to be exercised between October 6, 2021 and December 28, 2021, to prepay the entire principal amount and unpaid accrued interests. If this option was exercised, the balance becomes due and PDS had to pay an additional amount to the noteholders, ranging from 3.5% to 4.5% of the principal amount depending on the final repayment date. As of December 31, 2021, the option has been exercised, the prepayment disbursed and the related guarantees were released. The additional amount paid amounted approximately USD 348 thousand and it is included in Other financial loss line (Note 9).
-	The holders of the Senior Secured Guarantee Notes of ACI (“ACI Existing Notes”) benefit from a guarantee and a security package including the pledge of the shares in PDS and Cerealsur S.A., and certain accounts of Cerealsur and ACI. As of December 31, 2021 and December 31, 2020, they were guaranteed with a debt service reserve account of ACI and the funds contained therein. These notes are fully and unconditionally guaranteed by Cerealsur S.A.

Schedule of significant bank and financial borrowings

(**) As of December 31, 2021 significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	6.4
Inframérica Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
Aeroporto São Gonçalo do	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.7	A
Amarante S.A.	BNDES	R$	September 2022	Fixed	2.5%	0.3
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.2
Inframérica Concessionaria do	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	203.2	A
Aeroporto de Brasilia S.A.	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
	Votorantim	R$	June 2022	Variable	CDI plus spread	3.1	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	7.4	D
Terminal Aeroportuaria de S.A	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	2.8	D
Guayaquil S.A.	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	7.2	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	5.5	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.40%	0.7	D
Uruguay S.A.	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.5	D
	Scotiabank Uruguay	USD	February 2026	Fixed	4.30%	1	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	1.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	19.6	D
	BPM	Euro	January 2022	Fixed	0.5%	4	D
	BPM	Euro	December 2023	Fixed	1.65%	0.2	D
	Unicredit	Euro	March 2022	Fixed	0.75%	9.6	D
Toscana Aeroporti S.p.A.	Unicredit	Euro	May-22	Fixed	0.75%	1.1	D
	BNL	Euro	April 2022	Fixed	0.6%	5.7	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	95.8	D
	CREDEM	Euro	January 2022	Fixed	0.09%	1.1	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.2	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.3	D
	MPS Servicio capital	Euro	March 2022	Fixed	0.38%	12.5	D
	Banca Intesa San Paolo	Euro	March 2022	Fixed	1.2%	12.6	D
Armenia International	Ameriabank C.J.S.C.	USD	June 2024	Variable	Libor 6 month plus spread (7)	30.6	B
Airports C.J.S.C.		Euro	June 2024	Variable	Euribor 6 month plus spread	32.2
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.3	D
Aeropuerto de Neuquén S.A.	Banco Macro	USD	February 2022	Variable	Libor plus spread (6)	2.3	A
	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7%	0.1	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	28.7	A
Aeropuertos Argentina 2000 S.A.	Onshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	27.4	A
	Onshore renegotiation - ICBC	USD	November 2024	Fixed	8.5%	10.1	A
	Citibank N.A. (5)	USD	February 2023	Variable	Libor plus spread (6)	16.4	A
	Offshore renegotiation	ARS	November 2024	Variable	BADCOR plus spread	13.2	A
	Banco Ciudad	USD	November 2023	Fixed	6%	5	B
	Banco Macro	USD	December 2022	Fixed	7.75%	10.1	B
Consorcio Aeropuertos	Santander Uruguay	USD	April 2027	Fixed	5.1%	7	B
Internacionales S.A.	Banco Itaú	USD	April 2027	Fixed	3.8%	7
Puerta del Sur S.A.	Banco de la República Oriental del Uruguay	USD	March 2028	Fixed	3.11%	10	A
Others						0.1
Total						612.3

22       Borrowings (Cont.)

(**) As of December 31, 2020 significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	7
Inframérica Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	1.8
Aeroporto São Gonçalo do	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	4.9	A
Amarante S.A.	BNDES	R$	September 2022	Fixed	2.50%	0.7
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.4
Inframérica Concessionaria do	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	221.4	A
Aeroporto de Brasilia S.A.	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
	Votorantim	R$	June 2022	Variable	CDI plus spread	3.5	C
	Banco Guayaquil SA	USD	February 2026	Variable	T.R.E.(3) plus spread	8.9	D
Terminal Aeroportuaria de	Banco Guayaquil SA	USD	December 2025	Variable	T.R.E.(3) plus spread	3.5	D
Guayaquil S.A	Banco Bolivariano CA	USD	December 2025	Variable	T.R.E.(3) plus spread	8.5	D
	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	7.3	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.25%	1.2	D
Uruguay S.A.	Scotiabank Uruguay	USD	October 2024	Fixed	4.30%	1.9	D
	MPS Servicio Capital	Euro	June 2022	Variable	Euribor 6 month plus spread	3.5	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	24.8	D
	BPM	Euro	January 2021	Fixed	0.30%	1.8	D
	Unicredit	Euro	March 2021	Fixed	0.30%	10.4	D
	Unicredit	Euro	February 2021	Fixed	0.30%	1.2	D
Toscana Aeroporti S.p.A.	BNL	Euro	April 2021	Fixed	0.50%	6.2	D
	CREDEM	Euro	February 2021	Fixed	0.09%	4.9	D
	ISP-SACE	Euro	September 2026	Variable	Euribor 3 month plus spread	103.5	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2024	Variable	Euribor 3 month plus spread	0.4	D
	MPS Servicio capital	Euro	February 2021	Fixed	0.20%	12.3	D
	Banca Intesa San Paolo	Euro	February 2021	Fixed	0.15%	7.4	D
	Banca Intesa San Paolo	Euro	March 2021	Fixed	0.20%	6.2	D
Armenia International		USD	June 2024	Variable	Libor 6 month plus spread	29.8
Airports C.J.S.C.	Ameriabank C.J.S.C.	Euro	June 2024	Variable	Euribor 6 month plus spread	34.2	B
	HSBC Bank Armenia C.J.S.C.	Dram	June 2022	Fixed	11% (4)	0.8	D
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.6	A
	Banco de la Provincia de Buenos Aires	USD	July 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A. (5)	USD	August 2022	Fixed	9.75%	65.7	A
	Onshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	8.4	A
Aeropuertos Argentina 2000 S.A.	Onshore renegotiation	ARS	November 2022	Variable	BADCOR plus spread	9.4	A
	Citibank N.A. (5)	USD	November 2022	Variable	Libor plus spread	29.3	A
	Offshore renegotiation	ARS	June 2022	Variable	BADCOR plus spread	5	A
	Banco Macro	USD	July 2021	Fixed	10%	10.2	B
Consorcio Aeropuertos	Santander Uruguay	USD	April 2024	Fixed	5.1%	5.1
Internacionales S.A.	Banco Itaú	USD	April 2025	Variable	Libor plus spread	5.1	B
Others						0.1
Total						664.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian Consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos

R$ - Brazilian Reales

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate)

(4) Effective interest rate is 5.5% as 50% of interest rate is subsidized by Armenian Government

(5) Comprises loans with Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U., Banco Santander Río S.A. (“the onshore credit facility”) and Citibank N.A. (“the offshore credit facility”).

(6) After December 31, 2021, amendment to the original contracts with the financial institutions have been performed switching from LIBOR to alternative interest rates without a significant impact (Note 33).

(7) There have been general communications with the financial institution regarding the change of the reference rate, but specific changes to contracts required by IBOR reform have not yet been proposed or agreed. A sensitivity analysis considering this situation has been performed and concluded that no material impacts could derive from this change.

22       Borrowings (Cont.)